Long-Term Debt - Amended and Restated Asset Based (ABL) Credit Facility (Details) - Amended and Restated ABL Credit Facility - Credit parties	Nov. 14, 2017 USD ($)
Debt Instrument [Line Items]
Borrowing capacity	$ 400,000,000.0
Uncommitted incremental facility	200,000,000.0
Letter of Credit
Debt Instrument [Line Items]
Borrowing capacity	60,000,000.0
Swingline Loans
Debt Instrument [Line Items]
Borrowing capacity	$ 40,000,000.0